Provisions for retirement benefit obligations - Changes in the net provision (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Provisions for retirement benefit obligations
At beginning of period	€ (1,559)	€ (1,234)	€ (1,429)
Other changes	(59)
Expense for the period	(261)	(228)	(230)
Actuarial gains or losses recognized in other comprehensive income	(1)	(97)	425
At end of period	€ (1,762)	€ (1,559)	€ (1,234)